Accrued Reorganization Costs Activity (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Restructuring Cost and Reserve [Line Items]
Accrual Balance, at Beginning of Period	$ 17.2		$ 10.0
Reorganization Costs	27.1		23.4
Payments	(18.5)		(15.7)
Foreign Currency and Other	(0.1)		(0.5)
Accrual Balance, at End of Period	25.7		17.2
Severance and Other Employee-Related
Restructuring Cost and Reserve [Line Items]
Accrual Balance, at Beginning of Period	7.3	[1]	0.5	[1]
Reorganization Costs	14.8	[1]	10.0	[1]
Payments	(9.2)	[1]	(3.0)	[1]
Foreign Currency and Other			(0.2)	[1]
Accrual Balance, at End of Period	12.9	[1]	7.3	[1]
Other Costs
Restructuring Cost and Reserve [Line Items]
Accrual Balance, at Beginning of Period	9.9	[2]	9.5	[2]
Reorganization Costs	12.3	[2]	13.4	[2]
Payments	(9.3)	[2]	(12.7)	[2]
Foreign Currency and Other	(0.1)	[2]	(0.3)	[2]
Accrual Balance, at End of Period	$ 12.8	[2]	$ 9.9	[2]

[1]	For 2012 and 2011, the total headcount underlying these costs is approximately 2,460 and 330, respectively. At December 31, 2012, approximately 2,200 employees have not been terminated under the plans. The amounts accrued at December 31, 2012 for severance and other employee-related are expected to be paid through 2014.
[2]	Amounts accrued at December 31, 2012 for other costs (principally lease and contract termination costs) are expected to be paid through 2015.